3. Sulfatos Acquisition (Details 2) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Revenue	$ 66,582	$ 2,959	$ 66,582	$ 54,900
Cost of goods sold	168,228	0	168,228
Operating Expenses	949,467	1,619,451	2,628,818	3,362,846
Other income	0	0	91,693	0
Interest expense	49,006	2,858	283,780	4,023
Net loss	(1,458,408)	(1,619,350)	(3,105,939)	(3,311,969)
Lustros, Inc., Actual
Revenue		0		0
Cost of goods sold		0
Operating Expenses		399,863		783,564
Other income		0		0
Interest expense		0		0
Net loss		(399,863)		(783,564)
Sulfatos [Member]
Revenue		2,959		54,900
Cost of goods sold		0
Operating Expenses		1,082,858		2,442,552
Other income		0		0
Interest expense		2,858		4,023
Net loss		(1,082,757)		(2,391,675)
Lustros, Chile Actual
Revenue		0		0
Cost of goods sold		0
Operating Expenses		136,730		136,730
Other income		0		0
Interest expense		0		0
Net loss		(136,730)		(136,730)
Purchase Adjustments
Revenue		0		0
Cost of goods sold		0
Operating Expenses		212,807		212,807
Other income		0		0
Interest expense		0		0
Net loss		(212,807)		(212,807)
Pro Forma
Revenue		2,959		54,900
Cost of goods sold		0
Operating Expenses		1,832,258		3,575,653
Other income		0		0
Interest expense		2,858		4,023
Net loss		$ (1,832,157)		$ (3,524,776)